Earnings per share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings per share
19	Earnings per share

The calculation of basic earnings per share for the year ended December 31, 2017 is based on the profit attributable to equity shareholders of the Company of RMB5,961 million (2016: RMB5,044 million; 2015: RMB3,736 million) and the weighted average of 9,923,585,348 shares in issue during the year (2016 and 2015: 9,817,567,000 shares).

	2017	2016	2015
	million	million	million
Issued ordinary shares at January 1	9,818	9,818	9,818
Effect of issuance of H shares (Note 47)	106	—	—

Weighted average number of ordinary shares at December 31	9,924	9,818	9,818

The amounts of diluted earnings per share are the same as basic earnings per share as there were no dilutive potential ordinary shares in existence for the years ended December 31, 2017, 2016 and 2015.